Transactions With Related Parties	3 Months Ended
Mar. 31, 2026
Disclosure of transactions between related parties [abstract]
Transactions With Related Parties
17.
TRANSACTIONS WITH RELATED PARTIES

In 2020, the Group formed CMV with a subsidiary of China Merchants Group (the “China JV Investment”). The Group owns 10% of CMV.

In 2021, the Group sold an ocean ship, the Viking Yidun, to CMV. CMV financed the purchase and VCL guaranteed 10% of CMV’s obligations under the financing, up to a maximum of $45.0 million. In connection with the Group’s acquisition of the Viking Yidun (described below), CMV repaid its financing, and VCL’s guarantee was subsequently released.

In the first quarter of 2026, the Group acquired the Viking Yidun. See Note 7. Prior to the acquisition, the Group had a cruise accommodation agreement with CMV for all cabins on the Viking Yidun, which had commenced in the third quarter of 2024. For the three months ended March 31, 2026 and 2025, the Group recognized vessel operating expenses related to non-lease components and variable lease payments for the accommodation agreement of $3.5 million and $2.7 million, respectively. The three months ended March 31, 2026 is the final period the cruise accommodation agreement will impact the Group’s results. In connection with the acquisition of the Viking Yidun, the Group has the contractual right to receive $41.4 million in compensation from CMV. No amounts were recognized in the interim condensed consolidated statement of operations for the three months ended March 31, 2026 because the enforceability was not virtually certain.

For the three months ended March 31, 2026, the Group recognized a $5.2 million impairment loss, included in other financial loss in the interim condensed consolidated statement of operations, related to its investment in CMV. The carrying amount of the Group’s investment in CMV, which is included in other non-current assets on the interim condensed consolidated statements of financial position, was $8.5 million and $1.3 million as of March 31, 2026 and December 31, 2025, respectively.

In the first quarter of 2026, the Group disbursed a loan for CNY 253.0 million ($36.9 million) to CMV. The loan is interest bearing at 2.9% and matures in January 2027. As of March 31, 2026, the balance of the related party loan was $5.4 million and is included in accounts and other receivables on the interim condensed consolidated statement of financial position.